Investment Objectives and Goals - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.